Short-Term Borrowings (Details) - Schedule of short-term borrowings - CNY (¥) ¥ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Borrowings from commercial banks [Member]
Short-Term Debt [Line Items]
Total	[1]	¥ 46,900	¥ 49,457
Borrowings from others [Member]
Short-Term Debt [Line Items]
Total	[2]	874
Total Borrowings [Member]
Short-Term Debt [Line Items]
Total		¥ 47,774	¥ 49,457

[1]	In June 2018, the Group obtained a one-year line of credit of RMB30,000 from a PRC commercial bank with an annual interest rate of 5.655%. From March to April 2020, the Group drew three tranches of loans totalling RMB 9,000 at an annual interest rate of 5.655%, and the Group has fully repaid the loans in 2021. In August 2019, the Group entered into a loan agreement with a PRC commercial bank. In August 2020, the Group drew RMB 1,000 at an annual interest rate of 5.20%, and the Group repaid the loans at due date in August 2021. In December 2020, the Group obtained a two-year line of credit of RMB 90,000 from Xiamen International Bank with an annual interest rate of 6.80%. The Group drew two tranches of loans totalling RMB 37,957 in December, 2020 at an annual interest rate of 6.80% and the Group repaid the loan at due date in December 2021. In January 2021 and December 2021, the Group drew two tranches of loans totalling RMB 45,000 with an annual interest rate of 6.80%. In May 2020, the Group obtained a one-year line of credit of RMB 1,500 from a PRC commercial bank and drew RMB 1,500 in June 2020 with an annual interest rate of 4.50%. At April 30, 2021, the Group repaid the loans and obtained another loan agreement with the bank for one-year of RMB 1,500 with an annual interest rate of 4.25%. In February 2021, the Group obtained a one-year line of credit of RMB 519 from China Construction Bank. In May 2021, the Group drew RMB 400 from it with an interest rate of 4.25%.
[2]	In March 2021, the Group entered into a loan agreement with a third party and drew two tranches of loans of RMB 1,000 and RMB 500 with an annual interest rate of 12.24% in March 2021 and May 2021. In June 2021, the Group drew loan of RMB 800 with an annual interest rate of 15%. The Group repaid RMB 750, RMB 291 and RMB 385 in 2021.